UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC INVESTOR PORTFOLIOS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 99.2%
Aerospace & Defense – 2.9%
Goodrich Corp.	11,800	1,069,316
United Technologies Corp.	25,200	2,048,760

		3,118,076

Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	16,100	1,241,149

Auto Components – 2.1%
BorgWarner, Inc. (a)	15,700	1,058,651
Ford Motor Co. (a)	76,700	1,223,365

		2,282,016

Biotechnology – 0.8%
Celgene Corp. (a)	16,600	855,398

Capital Markets – 6.2%
Franklin Resources, Inc.	13,100	1,580,515
Goldman Sachs Group, Inc.	18,100	2,961,522
TD AMERITRADE Holding Corp.	51,200	1,045,504
The Charles Schwab Corp.	53,800	971,090

		6,558,631

Chemicals – 0.8%
Ecolab, Inc.	17,500	869,575

Communications Equipment – 4.1%
Juniper Networks, Inc. (a)	24,400	905,728
QUALCOMM, Inc.	63,100	3,415,603

		4,321,331

Computers & Peripherals – 9.7%
Apple, Inc. (a)	15,730	5,337,504
EMC Corp. (a)	107,600	2,678,164
Hewlett-Packard Co.	23,900	1,091,991
NetApp, Inc. (a)	22,500	1,231,425

		10,339,084

Construction & Engineering – 1.8%
Fluor Corp.	28,000	1,937,320

Diversified Financial Services – 5.1%
CME Group, Inc.	3,700	1,141,672
IntercontinentalExchange, Inc. (a)	7,700	927,773
JPMorgan Chase & Co.	39,500	1,775,130
Visa, Inc., Class A	23,100	1,613,535

		5,458,110

Electronic Equipment, Instruments & Components – 1.7%
Agilent Technologies, Inc. (a)	25,900	1,083,397
Amphenol Corp., Class A	13,500	747,090

		1,830,487

Energy Equipment & Services – 6.1%
FMC Technologies, Inc. (a)	25,700	2,415,800
Halliburton Co.	25,800	1,161,000
Schlumberger Ltd.	32,600	2,901,074

		6,477,874

Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	15,000	1,077,600

Food Products – 0.9%
Green Mountain Coffee Roasters, Inc. (a)	28,200	946,956

Health Care Equipment & Supplies – 1.7%
Intuitive Surgical, Inc. (a)	2,600	839,566
Varian Medical Systems, Inc. (a)	14,200	959,494

		1,799,060

Health Care Providers & Services – 3.4%
Edwards Lifesciences Corp. (a)	5,500	463,595
Express Scripts, Inc. (a)	55,300	3,115,049

		3,578,644

Health Care Technology – 1.1%
Cerner Corp. (a)	11,800	1,166,430

Hotels, Restaurants & Leisure – 1.0%
Yum! Brands, Inc.	22,900	1,070,804

Internet & Catalog Retail – 4.9%
Amazon.com, Inc. (a)	14,500	2,459,780
Priceline.com, Inc. (a)	6,440	2,759,669

		5,219,449

Internet Software & Services – 5.1%
Baidu, Inc. ADR (a)	14,750	1,602,292
Google, Inc., Class A (a)	4,850	2,911,746
Netflix, Inc. (a)	3,400	727,872
VeriSign, Inc.	6,700	225,455

		5,467,365

IT Services – 4.0%
Cognizant Technology Solutions Corp. (a)	59,100	4,311,345

Machinery – 6.1%
Danaher Corp.	57,400	2,643,844
Deere & Co.	22,600	2,054,340
Illinois Tool Works, Inc.	34,400	1,840,056

		6,538,240

Media – 1.0%
Scripps Networks Interactive, Class A	22,800	1,060,200

Metals & Mining – 3.5%
Cliffs Natural Resources, Inc.	26,500	2,264,690
Walter Energy, Inc.	11,600	1,511,132

		3,775,822

Oil, Gas & Consumable Fuels – 2.6%
Occidental Petroleum Corp.	17,400	1,682,232
Peabody Energy Corp.	16,500	1,046,430

		2,728,662

Personal Products – 1.1%
The Estee Lauder Cos., Inc., Class A	14,600	1,175,300

Pharmaceuticals – 1.6%
Shire plc ADR	20,900	1,657,579

Road & Rail – 3.0%
Union Pacific Corp.	33,400	3,160,642

Semiconductors & Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Shares	30,142	1,266,265
Texas Instruments, Inc.	31,000	1,051,210

		2,317,475

Software – 7.9%
Autodesk, Inc. (a)	39,000	1,586,520
Citrix Systems, Inc. (a)	26,800	1,693,224
Intuit, Inc. (a)	23,000	1,079,390
Oracle Corp.	93,800	3,004,414

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Software, continued
Salesforce.com, Inc. (a)	8,200	1,058,948

		8,422,496

Specialty Retail – 2.0%
Dollar General Corp. (a)	33,100	920,511
O’Reilly Automotive, Inc. (a)	22,100	1,255,943

		2,176,454

Textiles, Apparel & Luxury Goods – 1.0%
Nike, Inc., Class B	13,400	1,105,232

Wireless Telecommunication Services – 1.6%
American Tower Corp., Class A (a)	32,900	1,673,294

TOTAL COMMON STOCK (COST $78,123,041)		105,718,100

Investment Company – 1.9%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	1,985,267	1,985,267

TOTAL INVESTMENT COMPANY (COST $1,985,267)		1,985,267

TOTAL INVESTMENTS (COST $80,108,308) — 101.1%		107,703,367

Percentages indicated are based on net assets of $106,550,195.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 96.8%
Australia – 1.5%
Myer Holdings Ltd.	86,881	315,833
QR National Ltd. (a)	111,296	310,477

		626,310

Belgium – 1.2%
Anheuser-Busch InBev NV	9,300	513,091

Bermuda – 1.0%
GOME Electrical Appliances Holdings Ltd. (a)	1,151,000	436,957

Brazil – 4.8%
Banco Do Brasil SA	29,600	528,464
Banco Santander Brasil SA ADR	39,000	452,400
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,800	436,216
Companhia Energetica de Sao Paulo, Preferred B Shares	14,500	247,654
PDG Realty SA	67,400	372,805

		2,037,539

Canada – 3.1%
Bankers Petroleum Ltd. (a)	34,400	286,581
Canadian Oil Sands Ltd.	13,100	359,723
First Quantum Minerals Ltd.	5,000	578,614
Penn West Energy Trust	50	1,368
Questerre Energy Corp. (a)	77,422	116,115

		1,342,401

China – 1.2%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd., Class H (a)	101,000	231,630
Weichai Power Co. Ltd., Class H	42,000	287,831

		519,461

Denmark – 0.8%
Carlsberg A/S, Class B	3,610	358,954

France – 5.8%
Alstom SA	4,231	236,103
AXA SA	20,519	434,212
PPR	2,477	395,111
Safran SA	15,986	577,502
Sanofi-Aventis ADR	7,800	268,398
Vinci SA	9,988	576,619

		2,487,945

Germany – 8.5%
Daimler AG, Registered (a)	4,200	307,104
Deutsche Lufthansa AG (a)	15,499	325,725
Deutsche Post AG	27,094	497,960
Deutsche Telekom AG	20,408	272,787
Fresenius SE & Co. KGaA	6,836	595,223
GEA Group AG	11,127	317,919
Henkel AG & Co. KGaA	8,188	420,683
SAP AG	10,409	603,405
Siemens AG	2,298	295,343

		3,636,149

Greece – 0.6%
Public Power Corp.	14,839	242,186

Hong Kong – 3.6%
Guangdong Investment Ltd.	600,000	307,642
Huabao International Holdings Ltd.	232,000	345,029
Hysan Development Co. Ltd	93,000	446,055
The Wharf Holdings Ltd.	57,000	433,453

		1,532,179

Indonesia – 1.4%
PT Bank Negara Indonesia (Persero) Tbk	712,500	255,451
PT Bumi Resources Tbk	1,066,000	324,610

		580,061

Ireland (Republic of) – 1.3%
Accenture plc, Class A	10,700	550,729

Israel – 2.5%
Israel Chemicals Ltd.	29,137	459,273
Teva Pharmaceutical Industries Ltd. ADR	11,200	612,080

		1,071,353

Italy – 1.5%
Intesa Sanpaolo SpA	105,472	351,210
Telecom Italia SpA	189,980	269,847

		621,057

Japan – 14.6%
Asahi Kasei Corp.	65,000	443,957
Bridgestone Corp.	27,900	536,337
Honda Motor Co. Ltd.	18,700	806,207
Japan Tobacco, Inc.	56	210,714
JX Holdings, Inc.	63,800	432,518
Mitsui & Co. Ltd.	37,300	629,762
Nippon Electric Glass Co. Ltd.	39,000	588,269
NSK Ltd.	53,000	508,388
ORIX Corp.	3,030	299,488
Sony Corp.	18,110	623,344
Sumitomo Corp.	46,800	674,377
The Bank of Yokohama Ltd.	98,000	491,081

		6,244,442

Luxembourg – 0.5%
Aperam (a)	301	12,321
ArcelorMittal	6,010	219,210

		231,531

Netherlands – 3.3%
ING Groep NV (a)	50,699	577,266
Koninklijke (Royal) Philips Electronics NV	17,141	534,024
Koninklijke Ahold NV	20,482	277,396

		1,388,686

Norway – 3.7%
DnB NOR ASA	31,869	439,541
Statoil Fuel & Retail ASA (a)	35,551	323,617
Yara International ASA	14,740	830,341

		1,593,499

Russian Federation – 0.5%
LUKOIL ADR	3,600	220,602

Singapore – 3.1%
DBS Group Holdings Ltd.	45,000	530,748
Keppel Corp. Ltd.	54,000	496,699

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Singapore, continued
Singapore Airlines Ltd.	27,000	313,259

		1,340,706

South Korea – 3.0%
Hyundai Mobis (a)	2,471	571,281
KT Corp. ADR (a)	21,500	423,120
Samsung Electronics Co. Ltd.	315	276,639

		1,271,040

Sweden – 1.4%
Telefonaktiebolaget LM Ericsson ADR	48,800	603,656

Switzerland – 3.2%
Nestle SA	10,037	542,429
Syngenta AG, Registered	1,638	528,407
Zurich Financial Services AG	998	272,956

		1,343,792

Taiwan – 0.8%
Wistron Corp.	163,000	318,191

Thailand – 0.9%
Bangkok Bank Public Co. Ltd., Foreign Registered	77,700	379,893

Turkey – 1.2%
Ford Otomotiv Sanayi AS	16,726	138,898
Turk Telekomunikasyon AS	94,003	385,862

		524,760

United Kingdom – 21.8%
Anglo American plc	16,242	796,182
Aviva plc	41,738	296,783
Barclays plc	117,537	550,390
BG Group plc	29,244	656,088
British American Tobacco plc	9,346	345,117
Dialog Semiconductor plc (a)	14,981	341,338
GlaxoSmithKline plc ADR	13,400	486,822
Imperial Tobacco Group plc	15,757	449,703
National Grid plc	65,080	577,081
Prudential plc	39,811	431,345
Reed Elsevier plc	37,969	335,894
Tesco plc	67,105	432,494
Tullow Oil plc	43,856	932,889
Vedanta Resources plc	19,343	703,932
Vodafone Group plc	280,261	786,452
WPP plc	35,747	442,007
Xstrata plc	32,553	720,871

		9,285,388

TOTAL COMMON STOCK (COST $41,100,997)		41,302,558

Investment Company – 3.3%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	1,421,599	1,421,599

TOTAL INVESTMENT COMPANY (COST $1,421,599)		1,421,599

TOTAL INVESTMENTS (COST $42,522,596) — 100.1%		42,724,157

Percentages indicated are based on net assets of $42,691,515.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

The Portfolio invested, as a percentage of net assets, in the following industries, as of January 31, 2011:

Industry	Percent of Net Assets
Air Freight & Logistics	1.9%
Airlines	0.7%
Auto Components	1.3%
Auto Parts & Equipment	2.0%
Automobiles	2.9%
Beverages	2.0%
Chemicals	7.0%
Commercial Banks	9.4%
Communications Equipment	1.4%
Computers & Peripherals	0.7%
Construction & Engineering	2.1%
Diversified Consumer Services	0.8%
Diversified Financial Services	1.5%
Diversified Telecommunication Services	3.1%
Electric Utilities	2.6%
Electrical & Electronic	0.7%
Electronic Equipment, Instruments & Components	4.2%
Food & Staples Retailing	1.6%
Food Products	1.3%
Health Care Equipment & Supplies	1.4%
Household Durables	1.5%
Industrial Conglomerates	2.9%
Insurance	4.0%
Investment Companies	3.3%
IT Services	1.3%
Machinery	1.1%
Media	1.0%
Metals & Mining	9.9%
Multiline Retail	1.6%
Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	3.1%
Real Estate Management & Development	1.9%
Semiconductors & Semiconductor Equipment	1.4%
Software	1.4%
Specialty Retail	1.8%
Tobacco	2.4%
Trading Companies & Distributors	3.1%
Water Utilities	1.0%
Wireless Telecommunication Services	1.8%

Total Investments	100.1%

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 97.8%
Aerospace & Defense – 2.0%
BE Aerospace, Inc. (a)	82,900	3,207,401

Auto Components – 3.0%
Gentex Corp.	58,250	1,868,078
The Goodyear Tire & Rubber Co. (a)	239,300	2,842,884

		4,710,962

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc. (a)	37,850	3,172,587

Capital Markets – 2.0%
Waddell & Reed Financial, Inc., Class A	86,200	3,113,544

Chemicals – 3.1%
Celanese Corp., Series A	73,900	3,066,111
Westlake Chemical Corp.	47,750	1,848,880

		4,914,991

Commercial Banks – 0.6%
First Horizon National Corp. (a)	1	11
First Republic Bank (a)	31,880	947,792

		947,803

Commercial Services & Supplies – 4.5%
FleetCor Technologies, Inc. (a)	49,450	1,483,500
Hertz Global Holdings, Inc. (a)	220,500	3,243,555
Waste Connections, Inc.	77,125	2,234,311

		6,961,366

Communications Equipment – 0.9%
Brocade Communications Systems, Inc. (a)	255,600	1,441,584

Containers & Packaging – 2.9%
Crown Holdings, Inc. (a)	138,000	4,603,680

Diversified Consumer Services – 0.9%
New Oriental Education & Technology Group, Inc. ADR (a)	14,650	1,445,369

Diversified Financial Services – 1.3%
MSCI, Inc., Class A (a)	59,600	2,040,108

Electrical Equipment – 3.6%
AMETEK, Inc.	78,100	3,184,918
Hubbell, Inc., Class B	39,300	2,406,732

		5,591,650

Electronic Components & Semiconductors – 2.0%
Harman International Industries, Inc. (a)	71,300	3,088,716

Energy Equipment & Services – 1.1%
Exterran Holdings, Inc. (a)	68,600	1,701,966

Food Products – 3.2%
Green Mountain Coffee Roasters, Inc. (a)	67,800	2,276,724
Ralcorp Holdings, Inc. (a)	44,550	2,726,460

		5,003,184

Health Care Equipment & Supplies – 4.3%
Hill-Rom Holdings, Inc.	82,450	3,336,751
IDEXX Laboratories, Inc. (a)	46,310	3,320,427

		6,657,178

Health Care Providers & Services – 4.5%
Community Health Systems, Inc. (a)	81,250	2,853,500
Coventry Health Care, Inc. (a)	87,400	2,619,378
Skilled Healthcare Group, Inc., Class A (a)	143,700	1,543,338

		7,016,216

Hotels, Restaurants & Leisure – 1.4%
Ctrip.com International Ltd. ADR (a)	55,100	2,267,916

Internet Software & Services – 1.8%
VeriSign, Inc.	84,500	2,843,425

IT Services – 3.3%
Alliance Data Systems Corp. (a)	36,700	2,596,158
Syntel, Inc.	44,950	2,506,861

		5,103,019

Life Sciences Tools & Services – 5.1%
Illumina, Inc. (a)	30,650	2,125,271
Life Technologies Corp. (a)	48,600	2,638,494
Mettler-Toledo International, Inc. (a)	21,080	3,144,925

		7,908,690

Machinery – 5.4%
Crane Co.	75,954	3,373,117
IDEX Corp.	70,600	2,799,996
Snap-on, Inc.	41,250	2,335,988

		8,509,101

Media – 2.8%
DreamWorks Animation SKG, Inc. (a)	56,800	1,594,376
Lamar Advertising Co., Class A (a)	74,100	2,729,844

		4,324,220

Metals & Mining – 2.1%
Compass Minerals International, Inc.	34,930	3,209,019

Oil, Gas & Consumable Fuels – 9.0%
Consol Energy, Inc.	82,180	4,084,346
Denbury Resources, Inc. (a)	145,800	2,967,030
Ensco International plc ADR	62,850	3,415,269
Massey Energy Co.	56,300	3,539,018

		14,005,663

Pharmaceuticals – 1.9%
Elan Corp. plc ADR (a)	256,400	1,730,700
Santarus, Inc. (a)	175,600	573,334
ViroPharma, Inc. (a)	42,500	697,000

		3,001,034

Real Estate Investment Trusts (REITs) – 1.8%
Hospitality Properties Trust	110,600	2,750,622

Road & Rail – 2.1%
Landstar System, Inc.	78,350	3,246,041

Semiconductors & Semiconductor Equipment – 5.3%
LSI Corp. (a)	409,900	2,537,281
NXP Semiconductors N.V. (a)	72,600	1,868,724
ON Semiconductor Corp. (a)	346,200	3,825,510

		8,231,515

Software – 5.9%
BMC Software, Inc. (a)	45,750	2,182,275
Check Point Software Technologies Ltd. (a)	73,250	3,263,288

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Software, continued
Nuance Communications, Inc. (a)	189,050	3,843,386

		9,288,949

Specialty Retail – 2.7%
Hibbett Sports, Inc. (a)	58,950	1,887,579
O’Reilly Automotive, Inc. (a)	41,850	2,378,336

		4,265,915

Textiles, Apparel & Luxury Goods – 1.8%
Fossil, Inc. (a)	39,600	2,813,580

Trading Companies & Distributors – 1.6%
WESCO International, Inc. (a)	44,950	2,519,448

Wireless Telecommunication Services – 1.9%
NII Holdings, Inc. (a)	69,800	2,930,204

TOTAL COMMON STOCK (COST $118,038,319)		152,836,666

Investment Company – 3.1%
Northern Institutional Government Select Portfolio, Shares Class, 0.01% (b)	4,904,358	4,904,358

TOTAL INVESTMENT COMPANY (COST $4,904,358)		4,904,358

TOTAL INVESTMENTS (COST $122,942,677) — 100.9%		157,741,024

Percentages indicated are based on net assets of $156,353,941.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR VALUE PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 93.5%
Aerospace & Defense – 3.7%
Lockheed Martin Corp.	18,400	1,464,640
Raytheon Co.	13,400	669,866

		2,134,506

Auto Components – 1.5%
General Motors Co. (a)	23,700	864,813
Biotechnology – 3.7%
Amgen, Inc. (a)	39,000	2,148,120

Capital Markets – 0.9%
Goldman Sachs Group, Inc.	3,200	523,584

Commercial Banks – 2.4%
Wells Fargo & Co.	42,700	1,384,334

Commercial Services & Supplies – 1.7%
Pitney Bowes, Inc.	39,500	959,060

Communications Equipment – 3.9%
Motorola Mobility Holdings, Inc. (a)	20,325	566,458
Motorola Solutions, Inc. (a)	43,228	1,675,949

		2,242,407

Diversified Financial Services – 4.0%
Citigroup, Inc. (a)	277,000	1,335,140
JPMorgan Chase & Co.	22,150	995,421

		2,330,561

Energy Equipment & Services – 1.1%
Halliburton Co.	13,500	607,500

Food & Staples Retailing – 1.9%
CVS Caremark Corp.	14,800	506,160
Kroger Co. (The)	28,200	603,480

		1,109,640

Independent Power Producers & Energy Traders – 1.2%
NRG Energy, Inc. (a)	33,800	701,350

Insurance – 18.1%
Aon Corp.	38,500	1,760,990
Genworth Financial, Inc., Class A (a)	117,900	1,599,903
Lincoln National Corp.	25,900	746,956
Loews Corp.	43,940	1,759,797
MetLife, Inc.	42,000	1,922,340
The Hartford Financial Services Group, Inc.	43,900	1,219,542
Unum Group	56,100	1,399,134

		10,408,662

Machinery – 2.0%
Ingersoll-Rand plc	23,900	1,128,080

Media – 6.0%
Time Warner, Inc.	34,950	1,099,178
Viacom, Inc., Class B	56,500	2,347,575

		3,446,753

Metals & Mining – 7.8%
AngloGold Ashanti Ltd. ADR	51,527	2,217,722
Barrick Gold Corp.	48,000	2,280,480

		4,498,202

Oil, Gas & Consumable Fuels – 14.2%
Apache Corp.	19,400	2,315,584
Canadian Natural Resources Ltd.	32,000	1,424,640
Hess Corp.	12,100	1,017,852
Noble Energy, Inc.	13,310	1,212,541
Occidental Petroleum Corp.	12,000	1,160,160
Talisman Energy, Inc.	46,600	1,068,072

		8,198,849

Pharmaceuticals – 9.2%
Merck & Co., Inc.	22,800	756,276
Pfizer, Inc.	138,200	2,518,004
Sanofi-Aventis ADR	58,200	2,002,662

		5,276,942

Road & Rail – 1.6%
Union Pacific Corp.	10,000	946,300

Software – 6.8%
CA, Inc.	117,500	2,796,500
Microsoft Corp.	40,900	1,133,952

		3,930,452

Tobacco – 1.8%
Philip Morris International, Inc.	18,100	1,036,044

TOTAL COMMON STOCK (COST $47,354,338)		53,876,159

Investment Company – 6.4%
Northern Institutional Government Select Portfolio, Shares Class, 0.01% (b)	3,704,192	3,704,192

TOTAL INVESTMENT COMPANY (COST $3,704,192)		3,704,192

TOTAL INVESTMENTS (COST $51,058,530) — 99.9%		57,580,351

Percentages indicated are based on net assets of $57,647,007.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	January 31, 2011

1. Organization:

          The HSBC Investor Portfolios (the “Portfolio Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name

HSBC Investor Growth Portfolio	Growth Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio
HSBC Investor Value Portfolio	Value Portfolio

          The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (“Trustees”) to issue an unlimited number of beneficial interests in the Portfolios.

          The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Schedules of Portfolio Investments (“Schedules”) for all other funds of the HSBC Investor Family of Funds are published separately.

          Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

          The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

          Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Trustees. Therefore, not all restricted securities are considered illiquid. At January 31, 2011, the Portfolios did not hold any restricted and illiquid securities.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

          All open derivative positions at period end are reflected on the Portfolio’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Portfolios, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts:

          Each Portfolio may enter into foreign currency exchange contracts. The Portfolios enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency. As of January 31, 2011, the Portfolios did not hold any foreign currency exchange contracts.

Futures Contracts:

          Each Portfolio may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,’’ are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2011, the Portfolios did not hold any futures contracts.

3. Investment Valuation Summary

          The valuation techniques, employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

          Level 1: quoted prices in active markets for identical assets

          Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

          Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

          Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

          Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy.

          Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolio Trust’s Trustees. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the International Equity Portfolio to a significant extent.

     The following is a summary of the valuation inputs used as of January 31, 2011 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Growth Portfolio
Investment Securities:
Common Stocks (a)	$105,718,100	$—	$—	$105,718,100
Investment Companies	1,985,267	—	—	1,985,267

Total Investment Securities	$107,703,367	$—	$—	$107,703,367

International Equity Portfolio
Investment Securities:
Common Stocks:(b)
Brazil	$1,789,885	$247,654	$—	$2,037,539
Canada	1,226,286	116,115	—	1,342,401
France	268,398	2,219,547	—	2,487,945
Germany	307,104	3,329,045	—	3,636,149
Ireland (Republic of)	550,729	—	—	550,729
Israel	612,080	459,273	—	1,071,353
South Korea	423,120	847,920	—	1,271,040
Sweden	603,656	—	—	603,656
United Kingdom	486,822	8,798,566	—	9,285,388
All other Common Stocks (a)	—	19,016,358	—	19,016,358
Investment Companies	1,421,599	—	—	1,421,599

Total Investment Securities	7,689,679	35,034,478	—	42,724,157

Opportunity Portfolio
Investment Securities:
Common Stocks (a)	$152,836,666	$—	$—	$152,836,666
Investment Companies	4,904,358	—	—	4,904,358

Total Investment Securities	$157,741,024	$—	$—	$157,741,024

Value Portfolio
Investment Securities:
Common Stocks (a)	$53,876,159	$—	$—	$53,876,159
Investment Companies	3,704,192	—	—	3,704,192

Total Investment Securities	$57,580,351	$—	$—	$57,580,351

(a)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(b)	Based on the domicile of the issuer.

     The Portfolio Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of January 31, 2011 are related to the use of the systematic valuation model to value foreign securities in the International Equity Portfolio. For the period ended January 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

4. Federal Income Tax Information:

     At January 31, 2011, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Fund	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Growth Portfolio	80,641,437	27,923,472	(861,542)	27,061,930
International Equity Portfolio	42,529,187	1,496,561	(1,301,591)	194,970
Opportunity Portfolio	125,889,861	37,674,626	(5,823,463)	31,851,163
Value Portfolio	51,217,323	9,826,972	(3,463,944)	6,363,028

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Portfolios

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	March 23, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	March 23, 2011

By (Signature and Title)*	/s/ Ty Edwards

Ty Edwards, Treasurer

Date	March 23, 2011

* Print the name and title of each signing officer under his or her signature.